Cover	Sep. 13, 2023
Document Information Line Items
Entity Registrant Name	Tristar Acquisition I Corp.
Entity Central Index Key	0001852736
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 13, 2023
Entity Ex Transition Period	false
Entity File Number	001-40905
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1587643
Entity Address Address Line 1	2 Burlington Woods Drive
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Burlington
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01803
City Area Code	781
Local Phone Number	640-4446
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Units Each Consisting Of One Class A Ordinary Share0.0001 Par Value And One Half Of One Redeemable Warrant Member
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	TRIS.U
Security Exchange Name	NYSE
Class A Ordinary Share, par value $0.0001 per share
Document Information Line Items
Security 12b Title	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	TRIS
Security Exchange Name	NYSE
Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Document Information Line Items
Security 12b Title	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	TRIS.W
Security Exchange Name	NYSE